Interest-Bearing Deposits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 968,918	$ 942,475
Total of CDs and IRAs	19,624
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 6,882	$ 8,606